Average Annual Total Returns - SFT T. Rowe Price Value Fund	May 01, 2021
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	9.74%
Since Inception	7.99%
SFT T. Rowe Price Value Fund
Average Annual Return:
1 Year	10.06%
5 Years	10.40%
Since Inception	8.67%
Inception Date	May 01, 2014